Lease Obligations - Schedule of Minimum Future Rental Payments on Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 294
2019	303
2020	312
2021	321
2022	331
Total minimum future rentals	$ 1,561